Notes To The Consolidated Statements Of Cash Flows	12 Months Ended
Dec. 31, 2022
Disclosure Of Cash Flow Information [Abstract]
Notes To The Consolidated Statements Of Cash Flows
28.	NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS

(a)	Major non-cash transactions
Save as disclosed elsewhere in these consolidated financial statements, the following non-cash
transactions were recorded.
During the year ended December 31, 2020, the Group subscribed two equity linked notes for a consideration of HK$148,671,602 issued by two former subsidiaries. The underlying securities for an equity linked note were disposed by one of the former fellow subsidiaries, triggering a settlement of equity linked note for a consideration of HK$195,789,033 which was settled in 2021 through the current accounts with AMTD Group under central treasury function. The Group recognized a gain of HK$82,948,667 from this transaction.
During the year ended December 31, 2021, the underlying securities for the other equity linked note were disposed by one of the former fellow subsidiaries, triggering a settlement of equity linked note for a consideration of HK$181,633,667. The Group recognized a gain related to the disposed investment of HK$119,113,730 from this transaction which was settled through the current accounts with AMTD Group.
During the year ended December 31, 2021, the Group disposed financial assets at fair value through profit or loss of HK$196,036,584 to a then fellow subsidiary. The Group recognized a gain related to the disposed investment of HK$5,998,446. The consideration of HK$196,036,584 was settled by way of the current accounts with AMTD Grou
p
.

During
the year ended December 31, 2021, the Group purchased financial assets at fair value through profit or loss of HK$163,180,000 from the immediate holding company. The consideration was settled through the current accounts with AMTD Group.
During the year ended December 31, 2021, the Group repurchased 69,144,673 Class B ordinary shares from AMTD Group amounting to HK$5,000,000,000. The consideration was settled through the current accounts with AMTD Group.
During the year ended December 31, 2022, the Group repurchased 36,923,963 Class B ordinary shares from AMTD Group amounting to HK$2,500,000,000. The consideration was settled through the current accounts with AMTD Group.
During the year ended December 31, 2022, the convertible bond was converted into 1,856,436 Class A ordinary shares.
During the year ended December 31, 2022, the Company issued 5,852,805 Class A ordinary shares to a private investor at US$4.28 per share. The consideration amounting to HK$196,592,400 was settled through the transfer of a listed equity investment to the Group.

(b)	Changes in liabilities arising from financing activities

	Margin loans payable HK$	Derivative financial liability HK$	Convertible bond HK$	Bank borrowings HK$	Total HK$
At January 1, 2020	317,722,438	20,813,810	95,995,690	—	434,531,938

Cash flow from financing activities	(330,197,734)	—	—	230,962,565	(99,235,169)
Interest expenses	12,475,296	—	7,717,348	1,317,435	21,510,079
Fair value gain recognized in profit or loss	—	(7,765,148)	—	—	(7,765,148)
Exchange alignment	—	(94,349)	(434,609)	—	(528,958)

At December 31, 2020	—	12,954,313	103,278,429	232,280,000	348,512,742

Cash flow from financing activities	—	—	—	151,263,786	151,263,786
Interest expenses	—	—	8,085,419	4,740,504	12,825,923
Exchange alignment	—	798,360	606,536	586,210	1,991,106

At December 31, 2021	—	13,752,673	111,970,384	388,870,500	514,593,557

Cash flow from financing activities	—	—	—	(239,383,150)	(239,383,150)
Interest expenses	—	—	430,702	6,298,576	6,729,278
Fair value change	—	(13,347,266)	—	—	(13,347,266)
Non-cash transactions:
Conversion of convertible bond	—	(405,407)	(112,401,086)	—	(112,806,493)
Acquisition of subsidiaries	—	—	—	4,589,759	4,589,759
Exchange alignment	—	—	—	103,416	103,416

At December 31, 2022	—	—	—	160,479,101	160,479,101